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June 21, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	KKR Income Opportunities Fund (f/k/a KKR Alternative Income Opportunities Fund)
(File Nos. 811-22543 and 333-173274)

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Income Opportunities Fund (“Fund”), a recently organized closed-end management investment company, is Pre-Effective Amendment No. 3 to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”).  This filing is being made for the purposes of (i) filing certain required exhibits; and (ii) making certain other changes to the Prospectus and Statement of Additional Information for the Fund.

As previously discussed with the Staff, KKR Asset Management LLC (the “Adviser”) will not be able to recoup any offering expenses borne by the Adviser in connection with the offering.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Kenneth E. Young, Esq. at 215.994.2988.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai